Biological assets (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Biological assets
Supplies and labors	$ 183,952	$ 192,862	$ 188,123
Salaries, social security costs and other personnel expenses	12,307	11,556	10,600
Depreciation and amortization	32,140	33,973	28,453
Fees and payments for services	745	508	629
Maintenance, security, cleaning, repairs and others	1,806	1,627	1,825
Taxes, rates and contributions	242	349	599
Leases and service charges	144	126	96
Freights	1,362	1,776	1,334
Travelling, library expenses and stationery	1,356	1,314	1,175
Other expenses	14,602	12,756	13,379
Capitalized cost of production	$ 248,656	$ 256,847	$ 246,213